SCHEDULE OF MATURITIES OF THE LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
2023	$ 211,747
2024	434,082	$ 423,495
2025	444,934	434,082
2026	266,034	444,934
Total lease payments	1,356,797	1,568,545
Less: Present value discount	(62,355)	(83,522)
Total	$ 1,294,442	$ 1,485,023	$ 1,158,776